Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,252,000
Previously Paid Amount	0.00
Total Fee Amount	922.80
Total Offset Amount	0.00
Net Fee	922.80
Narrative - Max Aggregate Offering Price	$ 6,252,000
Final Prospectus	true